Note 18 - Exploration and Evaluation Assets	12 Months Ended
Dec. 31, 2022
Statement Line Items [Line Items]
Disclosure of exploration and evaluation assets [text block]
18	Exploration and evaluation assets

	Motapa	Maligreen	Connemara North	Glen Hume	GG	Sabiwa	Abercorn	Valentine	Total

Balance at January 1, 2021	–	–	300	2,661	3,523	284	–	–	6,768
Acquisition costs:
- Mining claims acquired	–	4,000	–	–	–	–	–	–	4,000
Decommissioning asset acquired	–	135	–	–	–	–	–	–	135
Exploration costs:
- Consumables and drilling	–	14	71	1,074	16	–	12	31	1,218
- Contractor	–	–	51	42	–	–	–	24	117
- Labour	–	47	41	60	46	–	4	10	208
- Power	–	–	–	–	33	6	–	–	39
Impairment *	–	–	–	(3,837)	–	–	–	–	(3,837)
Balance at December 31, 2021	–	4,196	463	–	3,618	290	16	65	8,648

Balance at January 1, 2022	–	4,196	463	–	3,618	290	16	65	8,648
Acquisition costs:
- Mining claims acquired	7,844	–	–	–	–	–	–	–	7,844
Exploration costs:
- Consumables and drilling	–	1,170	–	–	36	–	–	–	1,206
- Contractor	–	–	4	–	–	–	–	–	4
- Labour	–	260	–	–	37	–	11	–	308
- Power	–	–	–	–	32	4	–	–	36
Impairment *	–	–	(467)	–	–	–	–	–	(467)
Balance at December 31, 2022	7,844	5,626	–	–	3,723	294	27	65	17,579

*

Caledonia has completed sufficient work to establish that the potential orebody at the Glen Hume and Connemara North properties will not meet Caledonia’s requirements in terms of size, grade and width.  Accordingly, Caledonia will not exercise the option to acquire these properties.

(a)	Motapa

On November 1, 2022 Caledonia entered into a Share Purchase Agreement with Bulawayo Mining Company Limited (“Bulawayo Mining”) to acquire all the shares of Motapa Mining Company UK Limited (“Motapa”), along with its wholly owned subsidiary Arraskar Investments (Private) Limited (“Arraskar”).

Caledonia considers Motapa to be highly prospective and strategically important to its growth ambitions in Zimbabwe in terms of both location and scale. Motapa is a large exploration property which is contiguous to the Bilboes gold project.

The Motapa asset has been mined throughout most of the second half of the 20th century, Caledonia understands that during this period the region produced as much as 300,000oz of gold. Whilst none of the mining infrastructure remains, the evidence of historical mining will provide guidance to our exploration team to understand the prospectivity of the region.

The acquisition was accounted for as an asset acquisition as the net assets acquired do not meet the definition of a business. The purchase price of the net assets acquired was allocated to Exploration and evaluation assets based on management’s estimation of the fair value at acquisition.

The initial purchase price of $1 million was paid on November 1, 2022. Stamp duties of $41 were paid on November 9, 2022. There were no liabilities assumed with the acquisition of Motapa and Arraskar. The remainder of the purchase price is to be settled by way of loan notes (refer to note 30).

(b)	Maligreen

On November 3, 2021 the mining claims had been transferred to Caledonia over the Maligreen project (“Maligreen”), a property situated in the Gweru mining district in the Zimbabwe Midlands, for a total cash consideration of US$4 million. The property is estimated to contain a NI 43-101 compliant inferred mineral resource of approximately 940,000 ounces of gold.

Maligreen is a substantial brownfield exploration opportunity with significant historical exploration and evaluation work having been conducted on the property over the last 30 years including:

●	An estimated 60,000 meters of diamond core and percussion drilling
●	3.5 tonnes of bulk metallurgical test work
●	Aeromagnetic and ground geophysical surveys

The total land area of Maligreen is approximately 550 hectares comprising two historic open pit mining operations which produced approximately 20,000 oz of gold mined from oxides between 2000 and 2002 after which the operation was closed.

On November 7, 2022 the Company published an announcement and an updated technical report on SEDAR updating the estimated mineral resources at Maligreen. The report has an effective date of September 30, 2022 and estimates measured and indicated mineral resources of 8.03 million tonnes at a grade of 1.71g/t containing approximately 442,000 ounces of gold and inferred mineral resources of 6.17 million tonnes at a grade of 2.12g/t containing approximately 420,000 ounces of gold. The upgrade to the mineral resources at Maligreen improves the geological confidence of approximately half the mineral resources from inferred to measured and indicated mineral resources from the previous mineral resources statement. .

Since Caledonia acquired the Maligreen claims in  November 2021 it has been focused on reviewing the geological work conducted at the property with a view to upgrading the Mineral Resources in 2022.

(c)	Connemara North

On December 16, 2020 the Company concluded an option agreement (“Connemara North option”) with the representatives of Connemara North to purchase the claims over the Connemara North mining properties situated in Gweru, Zimbabwe. The exercise of the option was exercisable at the discretion of the Company until May 16, 2022.

An amount of $300 was paid for the Connemara North option.

The Connemara North option gave the Company the right to carry out legal due diligence and conduct drilling and/or other exploratory work over a period of 18 months from the conclusion date to understand the resource body.

After concluding drilling and exploration to the value of $0.5 million the Company decided not to exercise the option over the Connemara North option as the results of the exploration work indicated that the property does not meet Caledonia’s strategic objectives. This gave rise to an impairment of $0.5 million. No further costs or impairments in respect of Connemara North option are anticipated.

(d)	Glen Hume

On November 19, 2020 the Company concluded an option agreement (“Glen Hume option”) with the representatives of Glen Hume, whereby they granted the Company an option for the right to carry out legal due diligence and conduct drilling and/or other exploratory work over a period of 15 months from the conclusion date to understand the resource body of the Glen Hume property, situated in Gweru, Zimbabwe.

After concluding drilling and exploration to the value of $3.8 million the Company decided not to exercise the option over the Glen Hume property as the results of the exploration work indicated that the property does not meet Caledonia’s strategic objectives. This gave rise to an impairment of $3.8 million. No further costs or impairments in respect of Glen Hume are anticipated.